Business Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Business Segments

Note 14: Business Segments

We operate our business through the following two segments:

•	Real estate sales and financing – We market and sell VOIs that we own. We also source VOIs through fee-for-service agreements with third-party developers. Related to the sales of the VOIs that we own, we provide consumer financing, which includes interest income generated from the origination of consumer loans to customers to finance their purchase of VOIs and revenue from servicing the loans. We also generate fee revenue from servicing the loans provided by third-party developers to purchasers of their VOIs.

•	Resort operations and club management – We manage the Club, earn activation fees, annual dues and transaction fees from member exchanges for other vacation products. We earn fees for managing the timeshare properties. We generate rental revenue from unit rentals of unsold inventory and inventory made available due to ownership exchanges under our Club program. We also earn revenue from food and beverage, retail and spa outlets at our timeshare properties.

The performance of our operating segments is evaluated primarily based on adjusted earnings before interest expense, taxes, depreciation and amortization (“EBITDA”). We define Adjusted EBITDA as EBITDA which has been further adjusted to exclude certain items, including, but not limited to, gains, losses and expenses in connection with: (i) asset dispositions; (ii) foreign currency transactions; (iii) debt restructurings/retirements; (iv) non-cash impairment losses; (v) reorganization costs, including severance and relocation costs; (vi) share-based and other compensation expenses; (vii) costs related to the spin-off; and (viii) other items. During the first quarter of 2017, we revised our definition of EBITDA to exclude the adjustment of interest expense relating to our non-recourse debt as a reconciling item to arrive at net income (loss) in order to conform to the presentation of the timeshare industry following the consummation of the spin-off from Hilton. This adjustment was retrospectively applied to prior period(s) to conform with the current presentation.

We do not include equity in earnings from unconsolidated affiliate in our measures of segment revenues. The following table presents revenues for our reportable segments reconciled to consolidated amounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
($ in millions)	2017	2016	2017	2016
Revenues:
Real estate sales and financing(1)	$310	$301	$916	$843
Resort operations and club management(2)	90	81	270	251

Total segment revenues	400	382	1,186	1,094
Cost reimbursements	34	33	102	94
Intersegment eliminations(1)(2)(3)	(8)	(8)	(24)	(20)

Total revenues	$426	$407	$1,264	$1,168

(1)	Includes charges of $1 million and $2 million to the resort operations and club management segment for billing and collection services provided by the real estate sales and financing segment for the three and nine months ended September 30, 2016. There were no charges for the three and nine months ended September 30, 2017.
(2)	Includes charges to the real estate sales and financing segment from the resort operations and club management segment for discounted stays at properties resulting from marketing packages. These charges totaled $7 million for each of the three months ended September 30, 2017 and 2016, and $23 million and $18 million for the nine months ended September 30, 2017 and 2016, respectively.
(3)	Includes charges to the real estate sales and financing segment from the resort operations and club management segment for the rental of model units to show prospective buyers. These charges totaled $1 million for each of the three and nine months ended September 30, 2017. There were charges of less than $1 million for each of the three and nine months ended September 30, 2016

The following table presents Adjusted EBITDA for our reportable segments reconciled to net income:

	Three Months Ended September 30,		Nine Months Ended September 30,
($ in millions)	2017	2016	2017	2016
Adjusted EBITDA:
Real estate sales and financing(1)	$81	$85	$263	$250
Resort operations and club management(1)	50	42	153	139

Segment Adjusted EBITDA	131	127	416	389
General and administrative	(23)	(24)	(75)	(61)
Depreciation and amortization	(7)	(6)	(21)	(17)
License fee expense	(22)	(22)	(65)	(61)
Other loss, net	—	—	—	(1)
Gain on foreign currency transactions	1	1	1	2
Allocated Parent interest expense(2)	—	(7)	—	(20)
Interest expense	(7)	—	(21)	—
Income tax expense	(28)	(33)	(87)	(98)
Equity in earnings from unconsolidated affiliate(3)	1	—	1	—
Other adjustment items	(3)	(1)	(5)	(3)

Net income	$43	$35	$144	$130

(1)	Includes intersegment eliminations. Refer to our table presenting revenues by reportable segment above for additional discussion.
(2)	This amount represents interest expense on an unconditional obligation to guarantee certain Hilton allocated debt balances which were released in November 2016.
(3)	This amount represents our 25 percent interest in BRE Ace LLC. See Note 7: Investment in Unconsolidated Affiliate for additional information.

Note 18: Business Segments

We operate our business through the following two segments:

•	Real estate sales and financing – We market and sell VOIs that we own. We also source VOIs through fee-for-service agreements with third-party developers. Related to the sales of the VOIs that we own, we provide consumer financing, which includes interest income generated from the origination of consumer loans to customers to finance their purchase of VOIs and revenue from servicing the loans. We also generate fee revenue from servicing the loans provided by third-party developers to purchasers of their VOIs.

•

Resort operations and club management – We manage the Club, receiving activation fees, annual dues and transaction fees from member exchanges for other vacation products. We earn fees for managing the timeshare properties. We generate rental revenue from unit rentals of unsold inventory and inventory made available due to ownership exchanges under our Club program. We also earn revenue from food and beverage, retail and spa outlets at our timeshare properties.

The performance of our operating segments is evaluated primarily based on adjusted earnings before interest expense, taxes and depreciation and amortization (“EBITDA”). We define Adjusted EBITDA as EBITDA, further adjusted to exclude certain items, including, but not limited to, gains, losses and expenses in connection with: (i) asset dispositions; (ii) foreign currency transactions; (iii) debt restructurings/retirements; (iv) non-cash impairment losses; (v) reorganization costs, including severance and relocation costs; (vi) share-based and other compensation expenses; (vii) costs related to the spin-off; and (viii) other items.

The following table presents revenues for our reportable segments reconciled to consolidated amounts:

	Year Ended December 31,
($ in millions)	2016	2015	2014
Revenues:
Real estate sales and financing(1)	$1,143	$1,078	$942
Resort operations and club management(2)	339	307	283

Total segment revenues	1,482	1,385	1,225
Cost reimbursements	126	110	107
Intersegment eliminations(1)(2)(3)	(25)	(20)	(15)

Total revenues	$1,583	$1,475	$1,317

(1)	Includes charges to the resort operations and club management segment for billing and collection services provided by the real estate sales and financing segment. These charges totaled $2 million, $2 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.
(2)	Includes charges to the real estate sales and financing segment from the resort operations and club management segment for discounted stays at properties resulting from marketing packages. These charges totaled $23 million, $17 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively.
(3)	Includes charges to the real estate sales and financing segment from the resort operations and club management segment for the rental of model units to show prospective buyers. There were no charges in the year ended December 31, 2016 and $1 million for each of the years ended December 31, 2015 and 2014.

The following table presents Adjusted EBITDA for our reportable segments reconciled to net income:

	Year Ended December 31,
($ in millions)	2016	2015	2014
Adjusted EBITDA:
Real estate sales and financing(1)	$348	$329	$305
Resort operations and club management(1)	189	162	144

Segment Adjusted EBITDA	537	491	449
General and administrative	(92)	(57)	(40)
Depreciation and amortization	(24)	(22)	(18)
License fee expense	(80)	(74)	(62)
Other (loss) gain, net	(1)	—	5
Loss on foreign currency transactions	—	—	(2)
Allocated Parent interest expense	(26)	(29)	(36)
Interest Expense	(3)	—	—
Non-recourse debt interest expense	(12)	(13)	(15)
Income tax expense	(125)	(118)	(113)
Other adjustment items	(6)	(4)	(1)

Net income	$168	$174	$167

(1)	Includes intersegment eliminations. Refer to our table presenting revenues by reportable segment above for additional discussion.

The following table presents total assets for our reportable segments, reconciled to consolidated amounts:

	December 31,
($ in millions)	2016	2015
Real estate sales and financing	$2,067	$1,619
Resort operations and club management	80	74

Total segment assets	2,147	1,693
Corporate	33	31

Total assets	$2,180	$1,724

The following table presents capital expenditures for property and equipment for our reportable segments, reconciled to consolidated amounts:

	December 31,
($ in millions)	2016	2015	2014
Real estate sales and financing	$19	$10	$10
Resort operations and club management	1	1	1

Total segment capital expenditures for property and equipment	20	11	11
Corporate	6	1	1

Total capital expenditures for property and equipment	$26	$12	$12